Impaired Credit Substitutes (Detail) (Debt securities, other than asset and mortgage-backed securities, Fair Values Of Credit Substitutes) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Construction and Developers USD ($)	Mar. 31, 2014 Construction and Developers INR	Mar. 31, 2013 Construction and Developers INR	Mar. 31, 2014 Others USD ($)	Mar. 31, 2014 Others INR	Mar. 31, 2013 Others INR
Schedule of Available-for-sale Securities [Line Items]
- on accrual status	$ 165.8	9,944.5	0
- on non-accrual status	0	0	500.0
Gross impaired credit substitutes	165.8	9,944.5	500.0	165.8	9,944.5	0	0	0	500.0
Gross impaired credit substitutes	165.8	9,944.5	500.0	165.8	9,944.5	0	0	0	500.0
Average impaired credit substitutes	87.0	5,222.3	250.0
Interest income recognized on impaired credit substitutes	$ 11.2	672.6	0